CONSOLIDATED STATEMENTS OF EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Common Stock [Member] CNY (¥) shares	Common Stock [Member] USD ($) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Retained Earnings (Deficit) [Member] CNY (¥)	Retained Earnings (Deficit) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY (¥)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Treasury Stock [Member] CNY (¥)	Treasury Stock [Member] USD ($)	Noncontrolling Interest [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)
Balance at Sep. 30, 2014	¥ 309,587		¥ 0		¥ 400,888		¥ (103,000)		¥ (4,446)		¥ (37,445)		¥ 53,590
Balance (in shares) at Sep. 30, 2014 | shares			22,738,541	22,738,541
Net loss for the year	(17,814)		¥ 0		0		(13,808)		0		0		(4,006)
Share repurchased	0		¥ 0		0		0		0		0		0
Share repurchased (in shares) | shares			75,000	75,000
Share-based compensation expense	1,612		¥ 0		1,612		0		0		0		0
Translation adjustments	(2,607)		0		0		0		(2,607)		0		0
Balance at Sep. 30, 2015	290,778		¥ 0		402,500		(116,808)		(7,053)		(37,445)		49,584
Balance (in shares) at Sep. 30, 2015 | shares			22,813,541	22,813,541
Net loss for the year	(76,833)		¥ 0		0		(65,578)		0		0		(11,255)
Issuance of restricted share	0		¥ 0		0		0		0		0		0
Issuance of restricted share (in shares) | shares			60,000	60,000
Share-based compensation expense	8,796		¥ 0		8,796		0		0		0		0
Translation adjustments	(4,124)		0		0		0		(4,124)		0		0
Balance at Sep. 30, 2016	218,617		¥ 0		411,296		(182,386)		(11,177)		(37,445)		38,329
Balance (in shares) at Sep. 30, 2016 | shares			22,873,541	22,873,541
Net loss for the year	(106,261)	$ (16,011)	¥ 0		0		(75,674)		0		0		(30,587)
Sale of treasury stock	¥ 6,115				(8,539)						14,654
Sale of treasury stock (in shares) | shares	500,000	500,000	500,000	500,000
Exercise of share options	¥ 543				543
Exercise of share options (in shares) | shares			55,000	55,000
Share-based compensation expense	5,404		¥ 0		5,404		0		0		0		0
Share-based compensation expense (in shares) | shares			130,000	130,000
Issuance of common shares	2,885				2,885
Issuance of common shares (in shares) | shares			298,340	298,340
Business disposal	(6,860)				392								(7,252)
Translation adjustments	(7,644)	$ (1,152)	¥ 0		0		0		(7,644)		0		0
Balance at Sep. 30, 2017	¥ 112,799	$ 16,996	¥ 0	$ 0	¥ 411,981	$ 62,074	¥ (258,060)	$ (38,883)	¥ (18,821)	$ (2,835)	¥ (22,791)	$ (3,434)	¥ 490	$ 74
Balance (in shares) at Sep. 30, 2017 | shares			23,856,881	23,856,881